Offerings - Offering: 1	Jul. 01, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	8,000,000
Proposed Maximum Offering Price per Unit	9.30
Maximum Aggregate Offering Price	$ 74,400,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 10,274.64
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement covers an indeterminate number of additional shares of the registrant's common stock that may be issuable as a result of stock splits, stock dividends, or similar transactions. The Proposed Maximum Offering Price Per Unit is estimated solely for the purpose of computing the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act, based on the average of the high and low prices of the registrant's shares of common stock as reported on the New York Stock Exchange on June 25, 2026.